Stockholders' Equity (Details) - $ / shares	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized	640,000,000	111,702,628	97,485,929
Common stock, shares outstanding	126,727,134	8,992,039	8,865,510
Common stock, shares issued	126,727,134	8,992,039	8,865,510
Preferred shares, shares authorized	10,000,000
Common stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Insu acquisition corp. II [Member]
Stockholders' Equity (Details) [Line Items]
Preferred shares, shares authorized		1,000,000	1,000,000
Preferred shares, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Stock conversion percentage threshold		25.00%
Class A Common Stock [Member] | Insu acquisition corp. II [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		60,000,000	60,000,000
Common stock, shares outstanding		540,000
Common stock, shares issued		540,000
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock subject to possible redemption		23,540,000
Class B Common Stock [Member] | Insu acquisition corp. II [Member]
Stockholders' Equity (Details) [Line Items]
Common stock, shares authorized		15,000,000	15,000,000
Common stock, shares outstanding		7,846,667	7,846,667
Common stock, shares issued		7,846,667	7,846,667
Common stock, par value (in Dollars per share)		$ 0.0001	$ 0.0001
Common stock, shares authorized		10,000,000